Calvert
Conservative Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 91.5%(1)

Security	Shares	Value
Equity Funds — 33.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	145,246	$ 4,732,116
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	216,505	6,021,007
Calvert US Large-Cap Core Responsible Index Fund, Class R6	413,618	16,077,344
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	163,658	8,166,552
Calvert US Large-Cap Value Responsible Index Fund, Class R6	432,127	12,173,024
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	95,636	3,410,374
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	94,629	8,120,112
Calvert Focused Value Fund, Class R6	649,719	6,692,107
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	635,306	6,683,417
Calvert Emerging Markets Equity Fund, Class R6	121,517	1,983,148
Calvert International Equity Fund, Class R6	310,383	7,359,184
Calvert International Opportunities Fund, Class R6	326,727	5,345,250
Calvert Mid-Cap Fund, Class I	48,635	2,025,651
		$88,789,286
Income Funds — 57.9%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	836,590	$11,812,645
Calvert Floating-Rate Advantage Fund, Class R6	1,128,608	9,988,183
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	5,127,343	73,321,008
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,658,599	26,189,283
Calvert High Yield Bond Fund, Class R6	284,321	6,633,199
Calvert Mortgage Access Fund, Class I	446,043	4,357,844
Calvert Short Duration Income Fund, Class R6	474,156	7,249,840
Calvert Ultra-Short Duration Income Fund, Class R6	1,352,090	13,196,395
		$152,748,397
Total Mutual Funds (identified cost $242,950,286)		$241,537,683

U.S. Treasury Obligations — 5.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.625%, 7/15/32(2)	$12,386	$ 11,391,228
0.75%, 2/15/45(2)(3)	3,756	3,107,363
Total U.S. Treasury Obligations (identified cost $15,132,390)		$ 14,498,591

Short-Term Investments — 3.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(4)	7,971,631	$ 7,971,631
Total Short-Term Investments (identified cost $7,971,631)		$ 7,971,631
Total Investments — 100.0% (identified cost $266,054,307)		$264,007,905

Other Assets, Less Liabilities — 0.0%(5)	$ 77,112
Net Assets — 100.0%	$264,085,017

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(5)	Amount is less than 0.05%.

Calvert
Conservative Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	80	Long	9/29/23	$8,567,500	$(195,598)
U.S. Long Treasury Bond	85	Long	9/20/23	10,787,031	(7,506)
U.S. Ultra-Long Treasury Bond	35	Long	9/20/23	4,767,656	53,509
					$(149,595)
During the fiscal year to date ended June 30, 2023, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $249,509,314, which represents 94.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$104,381,601	$ 2,507,700	$(35,689,991)	$(3,554,289)	$ 5,675,987	$ 73,321,008	$2,830,838	$ —	5,127,343
Core Bond Fund, Class I	—	26,575,111	—	—	(385,828)	26,189,283	187,437	—	1,658,599
Emerging Markets Advancement Fund, Class I	6,444,207	343,610	(553,204)	(128,945)	577,749	6,683,417	343,610	—	635,306
Emerging Markets Equity Fund, Class R6	2,466,443	179,862	(1,036,222)	4,346	368,719	1,983,148	25,519	—	121,516
Equity Fund, Class R6	9,259,927	299,754	(2,918,810)	(190,997)	1,670,238	8,120,112	27,184	272,569	94,629
Flexible Bond Fund, Class R6	13,728,033	824,439	(2,775,534)	(147,319)	183,026	11,812,645	517,785	227,211	836,590
Floating-Rate Advantage Fund, Class R6	12,234,268	746,272	(3,357,796)	(411,266)	776,705	9,988,183	748,699	—	1,128,608
Focused Value Fund, Class R6	—	6,486,046	—	—	206,061	6,692,107	8,766	—	649,719
High Yield Bond Fund, Class R6	9,291,802	307,981	(3,364,301)	(303,867)	701,584	6,633,199	309,147	—	284,321

Calvert
Conservative Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Equity Fund, Class R6	$ 7,998,519	$ 231,502	$ (3,081,209)	$ (267,748)	$ 2,478,120	$ 7,359,184	$ 106,419	$125,083	310,383
International Opportunities Fund, Class R6	4,883,732	70,031	(752,681)	4,123	1,140,045	5,345,250	44,308	—	326,727
International Responsible Index Fund, Class R6	4,255,356	852,493	(394,087)	17,757	1,289,488	6,021,007	97,766	—	216,505
Liquidity Fund, Institutional Class(1)	10,018,977	33,594,156	(35,641,502)	—	—	7,971,631	180,268	—	7,971,632
Mid-Cap Fund, Class I	1,907,664	4,402	(208,119)	(52,963)	374,667	2,025,651	4,402	—	48,635
Mortgage Access Fund, Class I	—	4,380,139	—	—	(22,295)	4,357,844	751	—	446,044
Short Duration Income Fund, Class R6	8,413,323	368,854	(1,658,415)	(123,737)	249,815	7,249,840	234,722	—	474,156
Small-Cap Fund, Class R6	4,412,330	70,313	(490,398)	(56,670)	796,541	4,732,116	13,286	57,027	145,246
Ultra-Short Duration Income Fund, Class R6	16,798,908	462,721	(4,183,857)	(84,387)	203,010	13,196,395	464,091	—	1,352,090
US Large-Cap Core Responsible Index Fund, Class R6	4,264,574	10,724,140	(102,896)	32,341	1,159,185	16,077,344	56,150	—	413,618
US Large-Cap Growth Responsible Index Fund, Class I	8,486,260	—	(8,545,697)	2,703,188	(2,643,751)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	8,820,132	(3,100,152)	633,238	1,813,334	8,166,552	58,798	—	163,658
US Large-Cap Value Responsible Index Fund, Class I	22,820,997	—	(25,117,116)	5,139,671	(2,843,552)	—	—	—	—

Calvert
Conservative Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Value Responsible Index Fund, Class R6	$ —	$20,150,096	$ (8,326,658)	$ 73,024	$ 276,562	$ 12,173,024	$ 434,979	$ —	432,127
US Mid-Cap Core Responsible Index Fund, Class I	3,706,538	—	(3,914,750)	248,649	(40,437)	—	—	—	—
US Mid-Cap Core Responsible Index Fund, Class R6	—	3,805,222	(816,493)	68,749	352,896	3,410,374	44,814	—	95,636
Total				$ 3,602,898	$14,357,869	$249,509,314	$6,739,739	$681,890

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$241,537,683	$ —	$ —	$241,537,683
U.S. Treasury Obligations	—	14,498,591	—	14,498,591
Short-Term Investments	7,971,631	—	—	7,971,631
Total Investments	$249,509,314	$14,498,591	$ —	$264,007,905
Futures Contracts	$53,509	$ —	$ —	$53,509
Total	$249,562,823	$14,498,591	$ —	$264,061,414
Liability Description
Futures Contracts	$(203,104)	$ —	$ —	$(203,104)
Total	$(203,104)	$ —	$ —	$(203,104)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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